Investment Objectives and Goals	Sep. 18, 2026
YieldMax(R) ASTS Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® ASTS Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of common stock of AST SpaceMobile, Inc. (the “Underlying Security”), subject, in certain circumstances, to a limit on the Fund’s participation in gains.
YieldMax(R) RKLB Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® RKLB Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of common stock of Rocket Lab Corporation (the “Underlying Security”), subject, in certain circumstances, to a limit on the Fund’s participation in gains.
YieldMax(R) MU Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® MU Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of common stock of Micron Technology Inc. (the “Underlying Security”), subject, in certain circumstances, to a limit on the Fund’s participation in gains.
YieldMax(R) SNDK Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® SNDK Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of common stock of Sandisk Corporation (the “Underlying Security”), subject, in certain circumstances, to a limit on the Fund’s participation in gains.